ALLEGHANY FUNDS


                          Montag & Caldwell Growth Fund
                         Montag & Caldwell Balanced Fund

                                   Prospectus


                                 Class I Shares


                                  July 12, 1999

                                 As Supplemented
                                December 9, 1999



The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                Table of Contents

[SIDEBAR: Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, members of the Alleghany Funds Family.]

[SIDEBAR: For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.]

                                                                          Page
Fund Categories                                                                3
Fund Summaries
     Investment Objectives, Principal Investment Strategies and Risks
         Montag & Caldwell Growth Fund                                         4
         Montag & Caldwell Balanced Fund                                       5
     Expense Information                                                       7
Investment Terms                                                               8
More About Alleghany Funds
     Other Investment Strategies                                              10
     Additional Risks                                                         10
     Risk Summary                                                             11
Management of the Funds                                                       12
     Montag & Caldwell, Inc.
Shareholder Information
     Opening an Account - Buying Shares                                       13
     Exchanging Shares                                                        14
     Selling/Redeeming Shares                                                 15
     Transaction Policies                                                     18
     Account Policies and Dividends                                           18
     Automatic Investment Plan                                                19
     Alleghany Funds Web Site                                                 19
     Portfolio Transactions and Brokerage Commissions                         19
Dividends, Distributions and Taxes                                            20
Financial Highlights                                                          21
General Information                                                   Back Cover




Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

                                 Fund Categories

Equity Funds

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds Equity funds may be appropriate if you:
* have a long-term investment goal (5 years or more)
* can accept higher short-term risk in return for higher long-term return potential
* want to diversify your investments

Equity funds may not be appropriate if you want:
* a stable share price
* a short-term investment
* regular income

Balanced Funds

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds Balanced funds may be appropriate if you want:
* capital appreciation and current income
* a balanced diversified investment


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
* the value of fund shares will rise and fall
* you could lose money
* you cannot be certain that a fund will meet its investment objective

                          Montag & Caldwell Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Principal Investment Strategies

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that have:
* a strong history of earnings growth
* are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
* strong  balance sheets
* a sustainable competitive advantage
* the potential to become (or currently are) industry leaders
* the potential to outperform during market downturns

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

Calendar Year Total Return


1997                  1998

32.2%                 32.3%


Best quarter: 12/98  27.1%           Worst quarter: 9/98  (14.2)%

The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index and the Lipper Growth Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)


                                  1 year                 Since Inception 1

Montag & Caldwell Growth Fund      32.3%                      32.3%

S&P 500                            28.6%                      29.6%

Lipper Growth Fund Index           25.7%                      25.4%2


1 Fund's Inception:  June 28, 1996
2 As of closest available date (6/27/96)

                         Montag & Caldwell Balanced Fund

Investment Objective

The Fund seeks long-term total return.

Principal Investment Strategies

Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
* a strong history of earnings growth
* attractive prices relative to the company's potential for above average long-term earnings and revenue growth
* strong balance sheets
* a sustainable competitive advantage
* the potential to become (or currently are) industry leaders
* the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio duration and sector weightings. The portfolio manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
* U.S. Government securities
* corporate bonds
* mortgage/asset-backed securities
* money market securities and repurchase agreements

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. An investor could lose money during market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, a fund may underperform the stock or bond market or its peers. Also, a fund could fail to meet its investment objective.

Interest rate risk: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

Class I of the Fund commenced operations on December 31, 1998 and does not have a full year of performance history. Performance information will be included in the Fund's next annual or semi-annual report.

                               Expense Information

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

Shareholder Fees
As a benefit of investing with Alleghany Funds, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

                       Fund (1)                    Management Fees         Other Expenses          Expense Ratio

    Montag & Caldwell Growth Fund (2)               0.73%                  0.12%                   0.85%

    Montag & Caldwell Balanced Fund (2)             0.75                   0.20                    0.95


(1) For Montag & Caldwell Growth Fund, the ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 1998. For Montag &
Caldwell Balanced Fund, the expenses are based on estimated amounts for the current fiscal year.
(2) Montag & Caldwell  Growth Fund and Montag & Caldwell
Balanced Fund offer two classes of shares that invest in the same portfolio of securities. Shareholders of Class I are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.

Example
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

          Fund                      1 year         3 years        5 years       10 years

Montag & Caldwell Growth Fund         $87            $271            $471         $1,049

Montag & Caldwell Balanced Fund       $97            $303            n/a           n/a


                                Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Asset-backed securities. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Bottom-up investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Corporate bonds.  Fixed income securities issued by corporations.

Debentures. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

Diversification. The practice of investing in a broad range of securities to reduce risk.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest changes. The higher the duration number, the greater the risk and reward potential of the bond.

Equity securities. Equity securities include common stocks and preferred stocks and other securities convertible into common stock.

Expense ratio. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Fixed income securities. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Investment objective. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-cap stocks. Stocks that are issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Management fee. The amount that a mutual fund pays to the investment adviser for its services.

Money market securities. Short-term fixed income securities of federal and local governments, banks and corporations.

Mortgage-backed securities. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

Mutual fund. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value.  The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

No-load fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Repurchase agreements (repos). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

Risk/reward trade-off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Total return. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. Government securities. Fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

                           More About Alleghany Funds

Other Investment Strategies

In addition to the primary investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRs/EDRs
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of a Fund's assets can be invested in derivatives. Derivatives are used to enhance investment return or limit risk in a portfolio and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Fixed Income Securities
Montag & Caldwell Growth Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

Additional Risks

Defensive Strategy Risk
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

Year 2000
Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Advisers and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Funds, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Funds invest.

Risk Summary

The following chart compares the risks of investing in each of the Funds.


                   Montag & Caldwell                         Montag & Caldwell
                      Growth Fund                              Balanced Fund

Credit                                                               o

Growth Stock               o                                         o

Interest Rate                                                        o

Issuer                                                               o

Liquidity                  o                                         o

Manager                    o                                         o

Market                     o                                         o


More  information  about  other  investment   strategies  and  additional  risks
associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).

                             Management of the Funds

The Adviser
Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services. The accompanying charts highlight each Fund and its lead portfolio manager(s) and investment experience.

Montag & Caldwell, Inc.
Montag & Caldwell, Inc. is the Adviser to Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund. The firm was founded in 1945 and is an indirect wholly owned subsidiary of Alleghany Corporation. As of March 31, 1999, Montag & Caldwell managed approximately $30.1 billion in assets.

For providing investment advisory services, the Funds have agreed to pay Montag & Caldwell a monthly fee based on the average daily net assets of each Fund. The following table shows the breakout of the fees.

                              Montag & Caldwell Growth Fund
First $800 million                        0.80%
Over $800 million                         0.60%


                             Montag & Caldwell Balanced Fund
On all assets                             0.75%

Investment management teams at Montag & Caldwell make the investment decisions for each Fund. Ronald E. Canakaris has managed the investment program of each Fund since its inception. He has been President and Chief Investment Officer of Montag & Caldwell since 1984. He has been portfolio manager and Director of Research at Montag & Caldwell since 1973.

                             Shareholder Information

Opening an Account

* Read this prospectus carefully.
* Determine how much you want to invest. The minimum initial investments for Class I shares of the Funds are as follows:
  * Montag & Caldwell Growth Fund:  $5 million
  * Montag & Caldwell Balanced Fund:  $1 million
  * Balances can be aggregated to meet the minimum investment requirements for the accounts of :
    * clients of a financial consultant
    * immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
    * a corporation or other legal entity
  * Initial minimum investment requirements may be waived:
    * for Trustees and employees of Montag & Caldwell and their affiliated companies
    * with a "letter of intent" - this  letter  would  explain  how the
      investor/financial   consultant   would  purchase  shares  over  a
      Board-approved specified period of time to meet the minimum investment requirement
* Complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
* Make your initial investment using the following table as a guideline.

           Buying Shares
                                                  To open an account                     To add to an account (no minimum for
                                                                                         subsequent investments)
           By Mail                                * Complete and sign the                * Return the investment slip from a
                                                  application.  Make your check          statement with your check in the
                                                  payable to Alleghany Funds and mail    envelope provided and mail to:
                                                  to:                                    Alleghany Funds
                                                  Alleghany Funds                        P.O. Box 5163
                                                  P.O. Box 5164                          Westborough, MA  01581
                                                  Westborough, MA  01581
                                                                                         * We accept checks, bank drafts and
                                                  * We accept checks, bank drafts and    money orders for purchases.  Checks
                                                  money orders for purchases.  Checks    must be drawn on U.S. banks.
                                                  must be drawn on U.S. banks to avoid
                                                  any fees or delays in processing       * We do not accept third party
                                                  your check.                            checks, which are checks made
                                                                                         payable to someone other than the
                                                  * We do not accept third party         Funds.
                                                  checks, which are checks made
                                                  payable to someone other than the
                                                  Funds.


           By Wire or ACH                         * Obtain a fund number and account     * Instruct your bank (who may charge
                                                  number by calling Alleghany Funds at   a fee) to wire or ACH the amount of
                                                  800-992-8151.                          your additional investment.

                                                  * Instruct your bank (who may charge   *    Give    the    following    wire
                                                  a fee) to wire the amount of your      information to your bank:
                                                  investment.                            Boston Safe Deposit & Trust
                                                                                         ABA #01-10-01234
                                                  *  Give  the  following  wire  or ACH  For: Alleghany Funds
                                                  information to your bank:              A/C 140414
                                                  Boston Safe Deposit & Trust            FBO "Alleghany Fund Number"
                                                  ABA #01-10-01234                       "Your Account Number"
                                                  For: Alleghany Funds
                                                  A/C 140414
                                                  FBO "Alleghany Fund Number"
                                                  "Your Account Number"

                                                  * Return your completed application
                                                  to:
                                                  Alleghany Funds
                                                  P.O. Box 5164
                                                  Westborough, MA  01581


           By Phone                               See "By Wire or ACH"                   * When you are ready to add to your
                                                                                         account, call Alleghany Funds and
                                                                                         tell the representative the fund
                                                                                         name, account number, the name(s) in
                                                                                         which the account is registered and
                                                                                         the amount of your investment.

           By Internet                            Not applicable                         * Verify that your bank or credit
                                                                                         union is a member of the Automated
                                                                                         Clearing House (ACH) system.

                                                                                         * Complete the "Purchase, Exchange
                                                                                         and Redemption Authorization"
                                                                                         section of your account application.

                                                                                         * Obtain a Personal Identification
                                                                                         Number (PIN) from Alleghany
                                                                                         Funds for use on Alleghany Funds'
                                                                                         Web site if you have not already
                                                                                         done so.  To obtain a PIN, please
                                                                                         call 800-992-8151.

                                                                                         * When you are ready to add to your
                                                                                         account, access your account through
                                                                                         the Alleghany Funds' Web site and
                                                                                         enter your purchase instructions in
                                                                                         the highly secure area for
                                                                                         shareholders only.

Exchanging Shares

After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The  Funds  reserve  the right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareholders.

Selling/Redeeming Shares

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

           Selling Shares
                                                  Designed for...                       To sell some or all of your shares...
           By Mail                                * Accounts of any type                * Write and sign a letter of
                                                                                        instruction indicating the fund
                                                  * Sales or redemptions of any size    name, fund number, your account
                                                                                        number, the name(s) in which the
                                                                                        account is registered and the dollar
                                                                                        value or number of shares you wish
                                                                                        to sell.

                                                                                        * Include all signatures and any
                                                                                        additional documents that may be
                                                                                        required. (See "Selling Shares in
                                                                                        Writing.")

                                                                                        * Mail to:
                                                                                        Alleghany Funds
                                                                                        P.O. Box 5164
                                                                                        Westborough, MA  01581

                                                                                        * A check will be mailed to the
                                                                                        name(s) and address in which the
                                                                                        account is registered.  If you would
                                                                                        like the check mailed to a different
                                                                                        address, you must write a letter of
                                                                                        instruction and have it signature
                                                                                        guaranteed.  Usually, your local
                                                                                        bank can provide this service for
                                                                                        you.


           By Phone                               * Non-retirement accounts             * For automated service 24 hours a
                                                                                        day using your touch-tone phone,
                                                  * Sales of up to $50,000              call 800-992-8151.

                                                                                        * To place your request with a
                                                                                        Shareholder Service Representative,
                                                                                        call between 9am and 7pm ET, Monday
                                                                                        - Friday.

                                                                                        * The Funds reserve the right to
                                                                                        refuse any telephone sales request
                                                                                        and may modify the procedures at any
                                                                                        time.  The Funds make reasonable
                                                                                        attempts to verify that telephone
                                                                                        instructions are genuine, but you
                                                                                        are responsible for any loss that
                                                                                        you may bear from telephone
                                                                                        requests.


           By Wire or ACH                         * Requests by letter for sales of     * Complete the "Telephone
                                                  any amount (accounts of any type)     Redemption" privilege section of
                                                                                        your account application.
                                                  * Requests by phone for sales up to
                                                  $50,000 (accounts with telephone      * ACH sales proceeds will be sent on
                                                  redemption privileges)                the next business day after the sale
                                                                                        (you should allow 3 days to be
                                                                                        received by your bank).  There is no
                                                                                        fee to sell shares by ACH.

                                                                                        * Wire sales proceeds will be wired
                                                                                        on the next business day after the
                                                                                        sale (see "Transaction Policies" for
                                                                                        effective sale day).  A $20 fee will
                                                                                        be deducted from your account.

                                                                                        * The Funds reserve the right to
                                                                                        refuse any telephone sales request
                                                                                        and may modify the procedures at any
                                                                                        time.  The Funds make reasonable
                                                                                        attempts to verify that telephone
                                                                                        instructions are genuine, but you
                                                                                        are responsible for any loss that
                                                                                        you may bear from telephone requests.


           By Internet                            * Non-retirement accounts             * Complete the "Purchase, Exchange
                                                                                        and Redemption Authorization"
                                                                                        section of your account application.

                                                                                        * Obtain a Personal Identification
                                                                                        Number (PIN) from Alleghany Funds
                                                                                        for use on Alleghany Funds' Web site
                                                                                        if you have not already done so.

                                                                                        * When you are ready to redeem a
                                                                                        portion of your account, access your
                                                                                        account through the Alleghany Funds'
                                                                                        Web site and enter your redemption
                                                                                        instructions in the highly secure
                                                                                        area for shareholders only.  A check
                                                                                        for the proceeds will be mailed to
                                                                                        you.

                                                                                        * If you prefer proceeds to be sent
                                                                                        directly to your bank account,
                                                                                        verify that your bank or credit
                                                                                        union is a member of the Automated
                                                                                        Clearing House (ACH) system.

                                                                                        * ACH sales proceeds will be sent on
                                                                                        the next business day (you should
                                                                                        allow 3 days to be received by your
                                                                                        bank). There is no fee to sell
                                                                                        shares by ACH.

Selling Shares in Writing In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
* your  address  of record  has  change  within  the past 30 days
* you are selling more than $50,000  worth of shares
* you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

A signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a bank, trust company, savings and loan association or any broker or securities dealer) for each person whose name is on the account. We may refuse any other source. A notary public cannot provide a signature guarantee.



         Seller                                             Requirements for Written Requests

         Owners of individual, joint, sole                  * Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      * On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)

         Owners of corporate or association accounts        * Letter of instruction
                                                            * Corporate resolution certified within the past 12 months
                                                            * On the letter, the signatures and titles of all persons
                                                            authorized to sign for the account, exactly as the account is registered
                                                            * Signature guarantee, if applicable (see above)

         Owners or trustees of trust accounts               * Letter of instruction
                                                            * On the letter, the signature of the trustee(s)
                                                            * If the names of all trustees are not registered on the
                                                            account, a copy of the trust document certified within the past 12 months
                                                            * Signature guarantee, if applicable (see above)

         Joint tenancy shareholders whose co-tenants are    * Letter of instruction signed by the surviving tenant
         deceased                                           * Copy of death certificate
                                                            * Signature guarantee, if applicable (see above)

         Executors of shareholder estates                   * Letter of instruction signed by executor
                                                            * Copy of order appointing executor
                                                            * Signature guarantee, if applicable (see above)

         Administrators, conservators, guardians and        * Call 800-992-8151 for instructions
         other sellers or account types not listed above

         IRA accounts                                       * IRA distribution request form completed and signed.  Call
                                                            800-922-8151 for a form.



Redemptions in Kind
The Funds have elected, under Rule 18f-1 of the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Execution of Requests
Each Fund is open on each  business day that the NYSE is open for  trading.  The
NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds. Alleghany Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. Alleghany Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

Account Policies and Dividends

Account Statements
In general, you will receive account statements:
      after every transaction that affects your account balance (except a dividend reinvestment) after any change of name or address of the registered owner(s) in all other circumstances, every quarter

Dividends
The following table shows the Funds' distribution schedule.

                              Distribution Schedule

    Fund                               Dividends                    Capital Gains Distribution
    Montag & Caldwell Growth Fund
                                       *  Declared and paid          * Generally distributed at least once a year in
    Montag & Caldwell Balanced Fund    quarterly                     December

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend record date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Automatic Investment Plan
After meeting the standard minimum initial investment of the Fund, the Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Alleghany Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
* Write and sign a letter  of  instruction  including  the fund  name,  fund
  number,   your  account  number,  the  name(s)  in  which  the  account  is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
* Include a voided check.
* Mail to:
  Alleghany Funds
  P.O. Box 5164
  Westborough, MA  01581

Alleghany Funds Web Site
Our Web site is highly secure to prevent unauthorized access to your account information. To access your account, you must provide verification by providing your Social Security Number (or Tax Identification Number) and your Personal Identification Number (PIN). To obtain a PIN, please call 800-992-8151. A customer service representative will ask a series of questions to verify your identity and assign a temporary PIN. The temporary PIN will allow you to log on to the Account Access area of our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you.

By logging into our Web site with your Social Security number and PIN, you can inquire about your current share balances and their current value, exchange or transfer assets between your accounts within our fund family, and redeem shares from your account and have your proceeds mailed to you by check.

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must make arrangements for electronic funds transfer using Automated Clearing House (ACH) procedures. This requires that you have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts.

Portfolio Transactions and Brokerage Commissions
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services, its past sales of a Funds shares and its financial condition.

                       Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the SAI.

* The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

* The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

* Distributions of any net investment income and of any net realized short-term capital gain are taxable to you as ordinary income. Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as ordinary income regardless of how long you may have held the shares of the Fund.

* When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

* Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

                              Financial Highlights

These financial highlights tables are intended to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. Except where indicated, this information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the SAI.

Montag & Caldwell Growth Fund

                                                             Year Ended 10/31/98      Year Ended         Period Ended
                                                                                       10/31/97            10/31/96*
                                                             --------------------- ------------------ --------------------

Net Asset Value, Beginning of Period                                $22.75               $17.08              $15.59
                                                                    ------               ------              ------
     Income from Investment Operations
     Net investment income (loss)                                     0.01                 0.00                0.02
     Net realized and unrealized gain on investments                  4.10                 5.81                1.49
                                                                      ----                 ----                ----
     Total from investment operations                                 4.11                 5.81                1.51
                                                                      ----                 ----                ----
     Less Distributions
     Distributions from and in excess of net investment               0.00                 0.00               (0.02)
     income
     Distributions from net realized gain on investments             (0.21)               (0.14)               0.00
                                                                     ------               ------               ----
     Total distributions                                             (0.21)               (0.14)              (0.02)
                                                                     ------               ------              ------
Net increase in net asset value                                       3.90                 5.67                1.49
                                                                      ----                 ----                ----
Net Asset Value, End of Period                                      $26.65               $22.75              $17.08
                                                                    ======               ======              ======

Total Return                                                         18.24%               34.26%               9.67%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                                $738,423             $268,861             $52,407
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser (1)                  0.85%                0.93%               0.98%
     After reimbursement of expenses by Adviser (1)                   0.85%                0.93%               0.98%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (1)                  0.05%               (0.07)%              0.17%
     After reimbursement of expenses by Adviser (1)                   0.05%               (0.06)%              0.17%
Portfolio Turnover (1)                                               29.81%               18.65%              26.36%

* Montag & Caldwell Growth Fund Class I shares commenced  operations on June 28, 1996.
(1) Annualized


Montag & Caldwell Balanced Fund

                                                               Period
                                                             Ended 4/30/99*
                                                              (Unaudited)


Net Asset Value, Beginning of Period                             $18.36
                                                                 ------
     Income from Investment Operations
     Net investment income                                         0.07
     Net realized and unrealized gain on investments               0.65
                                                                   ----
     Total from investment operations                              0.72
                                                                   ----
     Less Distributions
     Distributions from and in excess of net investment income    (0.05)
     Distributions from net realized gain on investments          -----
     Total distributions                                          (0.05)
                                                                  ------
Net increase in net asset value                                    0.67
Net Asset Value, End of Period                                   $19.03

Total Return (1)                                                   3.94%

Ratios/Supplemental Data
Net Assets,  End of Period (in 000's)                            $79,496
Ratio of expenses to average net
assets:
     Before reimbursement of expenses by Adviser (2)               0.96%
     After reimbursement of expenses by Adviser (2)                0.96%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Adviser (2)               1.49%
     After reimbursement of expenses by Adviser (2)                1.49%
Portfolio Turnover (1)                                            16.28%

* Montag & Caldwell Balanced Fund Class I shares commenced operations on December 31, 1998 and therefore do not have a full year of performance.
(1) Not annualized
(2) Annualized

(Outside Back Cover)

General Information

If you wish to know more about Alleghany Funds, you will find additional information in the following documents:

Shareholder Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI, which is incorporated into this prospectus by reference and dated July 12, 1999, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

                     Address:                           Alleghany Funds
                                                        P.O. Box 5164
                                                        Westborough, MA  01581

                     Shareholder Services:              800-992-8151

                     Investment Adviser Services:       800-597-9704

                     Web site:                          www.alleghanyfunds.com


         Obtaining Information from the SEC
         You can visit the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004